RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Notes to Financial Statements
Note 6 - Related Party Transactions

During the period, the Company has paid its officer consulting fees of $5,000 (2015 - $nil) and rent of $3,000 (2015 - $nil). On October 15, 2015, the Company remunerated the officer of the Company 400,000 shares of the Company's common stock. The price of the stock was $0.43 and a charge of $172,000 has been expensed as Shares for Service.

During the year, the officer of the Company has advanced $24,500 to the Company without interest or repayment terms. The Company has incurred a $516 inferred benefit and this has been charged to interest expense.